Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade Receivables

Trade receivables are due primarily from distributors and retailers who sell directly to end customers. Trade receivables by geographic region are analysed as follows:

	31/12/20	31/12/19
Italian customers	10,259	14,401
Other European customers	11,128	4,348
North American customers	5,447	4,986
South American customers	3,482	5,703
Chinese customers	6,873	4,055
Other foreign customers	4,626	4,393
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Total trade receivables	33,934	29,187

Summary of Provision for Doubtful Accounts

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2020 and 2019.

	31/12/20	31/12/19
Balance at beginning of year	8,699	9,627
Charges – bad debt expense	1,802	2,389
Reductions – write off of uncollectible amounts	(1,024)	(3,317)
Reclassification to assets held for sale	(1,596)	—
Balance at end of year	7,881	8,699

Summary of Carrying Amount of Trade Receivables that have been Transferred but have not been Derecognized and the Associated Liabilities

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/20	31/12/19
Carrying amount of trade receivables transferred	24,855	—
Carrying amount of associated liabilities	(22,246)	—
Total, net	2,609	—